Share-Based Compensation (Details 3) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019
Weighted Average Exercise Price per Share
Granted	$ 0.85		$ 0.68
Employee Stock Option [Member]
Number of Options
Outstanding - Beginning Balance	8,695,000	13,990,000	14,120,000	13,990,000
Exercisable - Beginning Balance	8,695,000	13,610,000	13,610,000
Granted	2,725,506		180,000	180,000
Exercised				(5,250,000)
Cancelled or Expired	(1,100,000)		(50,000)	(225,000)
Outstanding - Ending Balance	10,320,506	14,120,000	14,120,000	8,695,000
Exercisable - Ending Balance	10,220,506	13,745,000	13,745,000	8,695,000
Weighted Average Exercise Price per Share
Outstanding - Beginning Balance	$ 0.63	$ 0.61		$ 0.61
Exercisable - Beginning Balance	0.63	0.59	$ 0.59
Granted	0.26		1.06	1.06
Exerccised				0.57
Cancelled or Expired	0.67		0.90	0.72
Outstanding - Ending Balance	0.53	0.61	0.61	0.63
Exercisable - Ending Balance	$ 0.53	$ 0.60	$ 0.60	$ 0.63
Weighted Average Contractual Life in Years
Outstanding - Beginning Balance	1 year 4 months 2 days		3 years 1 month 24 days	3 years 1 month 24 days
Exercisable - Beginning Balance	1 year 4 months 2 days		2 years 5 months 1 day
Outstanding - Ending Balance	2 years 3 months 4 days		1 year 8 months 5 days	1 year 4 months 2 days
Exercisable - Ending Balance	2 years 2 months 27 days		1 year 8 months 2 days	1 year 4 months 2 days
Aggregate Intrinsic Value
Outstanding - Beginning Balance	$ 2,264,760
Exercisable - Beginning Balance	2,264,760			$ 2,264,760
Outstanding - Ending Balance	19,338,950	3,796,960	3,796,960	$ 2,264,760
Exercisable - Ending Balance	$ 19,206,950	$ 3,796,960	$ 3,796,960